Income Tax	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

7. Income Tax

The effective income tax rate for the Current Quarter and the Prior Year Quarter was approximately (47%) and (37%), respectively, resulting in an income tax benefit of $106,000 and $494,000, respectively.

11. Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is established when necessary to reduce deferred tax assets to the amount expected to be realized. In determining the need for a valuation allowance, management reviews both positive and negative evidence pursuant to the requirements of ASC Topic 740, including current and historical results of operations, future income projections and the overall prospects of the Company’s business.
The income tax provision (benefit) for Federal and state and local income taxes in the consolidated statements of operations consists of the following:

	Year Ended December 31,
	2014	2013
Current:
Federal	$1,108,000	$(101,000)
State and local	333,000	(33,000)
Total current	1,441,000	(134,000)
Deferred:
Federal	(1,343,000)	(1,102,000)
State and local	(195,000)	(86,000)
Total deferred	(1,538,000)	(1,188,000)
Total benefit	$(97,000)	$(1,322,000)

The reconciliation of income tax computed at the Federal and state statutory rates to the Company’s income before taxes are as follows:

	Year Ended December 31,
	2014	2013
U.S. statutory federal rate	34.00%	34.00%
State and local rate, net of federal tax	(81.71)	(23.02)
Gain on reduction of contingent obligation	385.97	(444.51)
Excess compensation deduction	(100.46)	39.98
Deferred tax adjustment	0.00	34.27
Foreign tax credits	99.26	0.00
Life insurance	(101.67)	0.86
Other permanent differences	(51.87)	(2.78)
Income tax benefit	183.52%	(361.20)%

The significant components of net deferred tax liabilities of the Company consist of the following:

	December 31,
	2014	2013
Deferred tax assets
Property and equipment	$204,000	$117,000
Stock-based compensation	4,625,000	2,738,000
Accrued compensation and other accrued expenses	548,000	280,000
Allowance for doubtful accounts	17,000	16,000
Royalty advances	68,000	156,000
Other	—	18,000
Total deferred tax assets	$5,462,000	$3,325,000
Deferred tax liabilities
Basis difference arising from discounted note payable	(648,000)	(339,000)
Basis difference arising from intangible assets of acquisition	(12,263,000)	(11,974,000)
Total deferred tax liabilities	(12,911,000)	(12,313,000)
Net deferred tax liabilities	$(7,449,000)	$(8,988,000)

	December 31,
	2014	2013
Net current deferred tax asset	$633,000	$49,000
Net non-current deferred tax liabilities	(8,082,000)	(9,037,000)
Net deferred tax liabilities	$(7,449,000)	$(8,988,000)

The Company has available at December 31, 2014 and 2013, approximately $0 and $207,000, respectively, of unused U.S. Federal and state and local net operating loss carryforwards that may be applied against future taxable income.
During the Current Year and Prior Year, the Company recorded a $0.6 million and $5.1 million gain on the reduction of contingent obligations related to the acquisition of IM Ready. This gain is not subject to U.S. Federal income tax (see Note 7).
As of December 31, 2014 and 2013, management does not believe the Company has any material uncertain tax positions that would require it to measure and reflect the potential lack of sustainability of a position on audit in its consolidated financial statements. The Company will continue to evaluate its uncertain tax positions in future periods to determine if measurement and recognition in its consolidated financial statements is necessary. The Company does not believe there will be any material changes in its unrecognized tax positions over the next year.